Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments [Abstract]
Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$86,779	$—	$—
U.S. Government sponsored entity securities	—	5,124	—
Agency mortgage-backed securities, residential	—	162,003	—
Interest rate swap derivatives	—	754	—

Liabilities:
Interest rate swap derivatives	—	(754)	—

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$168,030	$—	$—
U.S. Government sponsored entity securities	—	5,888	—
Agency mortgage-backed securities, residential	—	94,202	—
Interest rate swap derivatives	—	657	—

Liabilities:
Interest rate swap derivatives	—	(657)	—

Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2025 and December 31, 2024 are as follows:

		Fair Value Measurements at December 31, 2025 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,897	$45,897	$—	$—	$45,897
Securities available for sale	253,906	86,779	167,127	—	253,906
Securities held to maturity	5,452	—	2,963	2,111	5,074
Loans, net	1,184,499	—	—	1,171,189	1,171,189
Interest rate swap derivatives	754	—	754	—	754
Accrued interest receivable	5,476	—	1,357	4,119	5,476

Financial Liabilities:
Deposits	1,329,667	839,931	490,970	—	1,330,901
Other borrowed funds	44,848	—	44,386	—	44,386
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	754	—	754	—	754
Accrued interest payable	6,584	—	6,584	—	6,584

		Fair Value Measurements at December 31, 2024 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$83,107	$83,107	$—	$—	$83,107
Securities available for sale	268,120	168,030	100,090	—	268,120
Securities held to maturity	7,049	—	3,651	2,769	6,420
Loans, net	1,051,737	—	—	1,037,349	1,037,349
Interest rate swap derivatives	657	—	657	—	657
Accrued interest receivable	4,805	—	1,540	3,265	4,805

Financial Liabilities:
Deposits	1,275,178	881,290	394,470	—	1,275,760
Other borrowed funds	39,740	—	38,815	—	38,815
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	657	—	657	—	657
Accrued interest payable	5,234	1	5,233	—	5,234